EQUITY ACCOUNTED INVESTMENTS - Schedule of Revenues and Expenses of Joint Ventures and Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments
Revenue	$ 6,593	$ 8,203	$ 7,239
Expenses	6,360	7,415	6,917
Share of net earnings from equity accounted investments	(749)	1,969	947
Net (loss) income	(2,058)	3,157	3,654
Other comprehensive income	414	323	(416)
Share of net earnings from equity accounted investments	(749)	1,969	947
Net (loss) income	(2,058)	3,157	3,654
Other comprehensive income (loss)	414	323	(416)
GGP
Investments
Revenue			1,536
Expenses			1,221
Fair value gains (losses)			(1,598)
Share of net earnings from equity accounted investments			(274)
Net (loss) income			(1,012)
Other comprehensive income			(15)
Distributions received			214
Share of net earnings from equity accounted investments			(274)
Net (loss) income			(1,012)
Other comprehensive income (loss)			(15)
China Xintiandi (“CXTD”)
Investments
Revenue			142
Expenses			60
Fair value gains (losses)			18
Share of net earnings from equity accounted investments			21
Net (loss) income			97
Other comprehensive income			0
Distributions received			10
Share of net earnings from equity accounted investments			21
Net (loss) income			97
Other comprehensive income (loss)			0
Diplomat Resort and Spa (“Diplomat”)
Investments
Revenue	92	172	174
Expenses	186	181	175
Fair value gains (losses)	(39)	(6)	0
Share of net earnings from equity accounted investments	(90)	(13)	(1)
Net (loss) income	(135)	(15)	(1)
Other comprehensive income	(939)	0	77
Distributions received	0	73	18
Share of net earnings from equity accounted investments	(90)	(13)	(1)
Net (loss) income	(135)	(15)	(1)
Other comprehensive income (loss)	(939)	0	77
Brookfield Premier Real Estate Partners Pooling LLC
Investments
Revenue		0	60
Expenses		0	(10)
Fair value gains (losses)		0	1
Share of net earnings from equity accounted investments		0	9
Net (loss) income		0	71
Other comprehensive income		0	0
Distributions received		0	4
Share of net earnings from equity accounted investments		0	9
Net (loss) income		0	71
Other comprehensive income (loss)		0	0
Other
Investments
Revenue		216	263
Expenses		251	261
Fair value gains (losses)		(10)	71
Share of net earnings from equity accounted investments		(11)	22
Net (loss) income		(42)	74
Other comprehensive income		50	76
Distributions received		31	26
Share of net earnings from equity accounted investments		(11)	22
Net (loss) income		(42)	74
Other comprehensive income (loss)		50	76
Associates
Investments
Revenue	92	388	2,175
Expenses	186	432	1,707
Fair value gains (losses)	(39)	(16)	(1,508)
Share of net earnings from equity accounted investments	(90)	(24)	(223)
Net (loss) income	(135)	(57)	(771)
Other comprehensive income	(939)	50	138
Distributions received	0	104	272
Share of net earnings from equity accounted investments	(90)	(24)	(223)
Net (loss) income	(135)	(57)	(771)
Other comprehensive income (loss)	(939)	50	138
Joint Ventures And Associates
Investments
Share of net earnings from equity accounted investments	(749)	1,969	947
Share of net earnings from equity accounted investments	(749)	1,969	947
Associates | GGP
Investments
Share of net earnings from equity accounted investments			271
Share of net earnings from equity accounted investments			271
Associates | China Xintiandi (“CXTD”)
Investments
Share of net earnings from equity accounted investments			(3)
Share of net earnings from equity accounted investments			(3)
Associates | Diplomat Resort and Spa (“Diplomat”)
Investments
Share of net earnings from equity accounted investments	(2)	0	0
Share of net earnings from equity accounted investments	(2)	0	0
Associates | Brookfield Premier Real Estate Partners Pooling LLC
Investments
Share of net earnings from equity accounted investments		0	0
Share of net earnings from equity accounted investments		0	0
Associates | Other
Investments
Share of net earnings from equity accounted investments		3	1
Share of net earnings from equity accounted investments		3	1
Associates | Associates
Investments
Share of net earnings from equity accounted investments	(2)	3	269
Share of net earnings from equity accounted investments	(2)	3	269
Canary Wharf Joint Venture
Investments
Revenue	619	555	547
Expenses	377	320	125
Fair value gains (losses)	(713)	126	(72)
Share of net earnings from equity accounted investments	(226)	191	175
Net (loss) income	(452)	383	350
Other comprehensive income	(4)	(11)	8
Distributions received	4	9	0
Share of net earnings from equity accounted investments	(226)	191	175
Net (loss) income	(452)	383	350
Other comprehensive income (loss)	(4)	(11)	8
Canary Wharf Joint Venture | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	19	22	(1)
Share of net earnings from equity accounted investments	19	22	(1)
Manhattan West, New York
Investments
Revenue	259	201	123
Expenses	179	136	104
Fair value gains (losses)	379	155	423
Share of net earnings from equity accounted investments	257	123	248
Net (loss) income	459	220	442
Other comprehensive income	(75)	(43)	(15)
Distributions received	221	42	0
Share of net earnings from equity accounted investments	257	123	248
Net (loss) income	459	220	442
Other comprehensive income (loss)	(75)	(43)	(15)
Manhattan West, New York | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
Share of net earnings from equity accounted investments	0	0	0
Ala Moana
Investments
Revenue	269	300	78
Expenses	158	149	38
Fair value gains (losses)	(279)	758	(6)
Share of net earnings from equity accounted investments	(84)	455	17
Net (loss) income	(168)	909	34
Other comprehensive income	0	0	0
Distributions received	9	48	8
Share of net earnings from equity accounted investments	(84)	455	17
Net (loss) income	(168)	909	34
Other comprehensive income (loss)	0	0	0
Ala Moana | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
Share of net earnings from equity accounted investments	0	0	0
Forest City
Investments
Revenue			48
Expenses			35
Fair value gains (losses)			0
Share of net earnings from equity accounted investments			8
Net (loss) income			14
Other comprehensive income			0
Distributions received			0
Share of net earnings from equity accounted investments			8
Net (loss) income			14
Other comprehensive income (loss)			0
Forest City | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments			0
Share of net earnings from equity accounted investments			0
BPYU JV Pool A
Investments
Revenue	353	379	162
Expenses	230	214	77
Fair value gains (losses)	(543)	172	(5)
Share of net earnings from equity accounted investments	(210)	168	41
Net (loss) income	(420)	337	81
Other comprehensive income	0	0	0
Distributions received	0	6	0
Share of net earnings from equity accounted investments	(210)	168	41
Net (loss) income	(420)	337	81
Other comprehensive income (loss)	0	0	0
BPYU JV Pool A | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
Share of net earnings from equity accounted investments	0	0	0
BPYU JV Pool B
Investments
Revenue	483	564	208
Expenses	356	350	112
Fair value gains (losses)	(601)	(50)	(7)
Share of net earnings from equity accounted investments	(240)	116	49
Net (loss) income	(470)	229	96
Other comprehensive income	0	0	0
Distributions received	0	0	1
Share of net earnings from equity accounted investments	(240)	116	49
Net (loss) income	(470)	229	96
Other comprehensive income (loss)	0	0	0
BPYU JV Pool B | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	4	65	8
Share of net earnings from equity accounted investments	4	65	8
Fashion Show, Las Vegas
Investments
Revenue	103	118	32
Expenses	56	57	13
Fair value gains (losses)	(46)	(112)	(2)
Share of net earnings from equity accounted investments	0	(26)	8
Net (loss) income	1	(51)	16
Other comprehensive income	0	0	0
Distributions received	8	15	3
Share of net earnings from equity accounted investments	0	(26)	8
Net (loss) income	1	(51)	16
Other comprehensive income (loss)	0	0	0
Fashion Show, Las Vegas | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
Share of net earnings from equity accounted investments	0	0	0
BPYU JV Pool C
Investments
Revenue	145	158	52
Expenses	80	73	23
Fair value gains (losses)	(222)	7	(1)
Share of net earnings from equity accounted investments	(78)	46	14
Net (loss) income	(157)	92	28
Other comprehensive income	0	0	0
Distributions received	6	10	6
Share of net earnings from equity accounted investments	(78)	46	14
Net (loss) income	(157)	92	28
Other comprehensive income (loss)	0	0	0
BPYU JV Pool C | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
Share of net earnings from equity accounted investments	0	0	0
Grace Building
Investments
Revenue	108	107	125
Expenses	95	84	83
Fair value gains (losses)	121	215	(34)
Share of net earnings from equity accounted investments	67	119	4
Net (loss) income	134	238	8
Other comprehensive income	0	0	0
Distributions received	123	0	8
Share of net earnings from equity accounted investments	67	119	4
Net (loss) income	134	238	8
Other comprehensive income (loss)	0	0	0
Grace Building | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
Share of net earnings from equity accounted investments	0	0	0
BPYU JV Pool D
Investments
Revenue	71	0	0
Expenses	36	0	0
Fair value gains (losses)	(203)	(49)	0
Share of net earnings from equity accounted investments	(72)	8	12
Net (loss) income	(151)	15	26
Other comprehensive income	0	0	0
Distributions received	3	5	2
Share of net earnings from equity accounted investments	(72)	8	12
Net (loss) income	(151)	15	26
Other comprehensive income (loss)	0	0	0
BPYU JV Pool D | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	17	64	26
Share of net earnings from equity accounted investments	17	64	26
BPYU JV Pool E
Investments
Revenue			49
Expenses			15
Fair value gains (losses)			(2)
Share of net earnings from equity accounted investments			11
Net (loss) income			31
Other comprehensive income			0
Distributions received			3
Share of net earnings from equity accounted investments			11
Net (loss) income			31
Other comprehensive income (loss)			0
BPYU JV Pool E | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments			0
Share of net earnings from equity accounted investments			0
Southern Cross East
Investments
Revenue	40	42	45
Expenses	6	6	7
Fair value gains (losses)	6	110	38
Share of net earnings from equity accounted investments	20	73	38
Net (loss) income	40	146	76
Other comprehensive income	0	0	0
Distributions received	18	5	0
Share of net earnings from equity accounted investments	20	73	38
Net (loss) income	40	146	76
Other comprehensive income (loss)	0	0	0
Southern Cross East | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
Share of net earnings from equity accounted investments	0	0	0
The Grand Canal Shoppes, Las Vegas
Investments
Revenue	92	138	30
Expenses	84	73	18
Fair value gains (losses)	(18)	(44)	(1)
Share of net earnings from equity accounted investments	(5)	11	5
Net (loss) income	(10)	21	11
Other comprehensive income	0	0	0
Distributions received	0	21	2
Share of net earnings from equity accounted investments	(5)	11	5
Net (loss) income	(10)	21	11
Other comprehensive income (loss)	0	0	0
The Grand Canal Shoppes, Las Vegas | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
Share of net earnings from equity accounted investments	0	0	0
One Liberty Plaza, New York
Investments
Revenue	149	134	114
Expenses	88	84	84
Fair value gains (losses)	(34)	(25)	9
Share of net earnings from equity accounted investments	14	13	21
Net (loss) income	27	25	40
Other comprehensive income	(35)	(33)	(10)
Distributions received	21	9	9
Share of net earnings from equity accounted investments	14	13	21
Net (loss) income	27	25	40
Other comprehensive income (loss)	(35)	(33)	(10)
One Liberty Plaza, New York | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
Share of net earnings from equity accounted investments	0	0	0
680 George Street, Sydney
Investments
Revenue	36	36	34
Expenses	9	9	9
Fair value gains (losses)	3	47	136
Share of net earnings from equity accounted investments	15	37	56
Net (loss) income	30	74	161
Other comprehensive income	0	0	0
Distributions received	12	15	18
Share of net earnings from equity accounted investments	15	37	56
Net (loss) income	30	74	161
Other comprehensive income (loss)	0	0	0
680 George Street, Sydney | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
Share of net earnings from equity accounted investments	0	0	0
The Mall in Columbia
Investments
Revenue	55	56	19
Expenses	33	29	9
Fair value gains (losses)	(58)	5	(1)
Share of net earnings from equity accounted investments	(18)	16	5
Net (loss) income	(36)	32	9
Other comprehensive income	0	0	0
Distributions received	0	0	0
Share of net earnings from equity accounted investments	(18)	16	5
Net (loss) income	(36)	32	9
Other comprehensive income (loss)	0	0	0
The Mall in Columbia | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
Share of net earnings from equity accounted investments	0	0	0
D.C. Fund
Investments
Revenue	115	125	131
Expenses	80	82	81
Fair value gains (losses)	(89)	(50)	(45)
Share of net earnings from equity accounted investments	(27)	(4)	2
Net (loss) income	(54)	(7)	5
Other comprehensive income	(1)	0	0
Distributions received	0	0	22
Share of net earnings from equity accounted investments	(27)	(4)	2
Net (loss) income	(54)	(7)	5
Other comprehensive income (loss)	(1)	0	0
D.C. Fund | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
Share of net earnings from equity accounted investments	0	0	0
Potsdamer Platz
Investments
Revenue	79
Expenses	61
Fair value gains (losses)	25
Share of net earnings from equity accounted investments	11
Net (loss) income	43
Other comprehensive income	0
Distributions received	0
Share of net earnings from equity accounted investments	11
Net (loss) income	43
Other comprehensive income (loss)	0
Potsdamer Platz | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0
Share of net earnings from equity accounted investments	0
BPYU JV Pool F
Investments
Revenue	37	39
Expenses	7	17
Fair value gains (losses)	(64)	178
Share of net earnings from equity accounted investments	(18)	102
Net (loss) income	(34)	200
Other comprehensive income	0	0
Distributions received	0	0
Share of net earnings from equity accounted investments	(18)	102
Net (loss) income	(34)	200
Other comprehensive income (loss)	0	0
BPYU JV Pool F | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0
Share of net earnings from equity accounted investments	0	0
BPYU JV Pool G
Investments
Revenue	48	53
Expenses	33	32
Fair value gains (losses)	(27)	50
Share of net earnings from equity accounted investments	(8)	48
Net (loss) income	(12)	71
Other comprehensive income	0	0
Distributions received	0	0
Share of net earnings from equity accounted investments	(8)	48
Net (loss) income	(12)	71
Other comprehensive income (loss)	0	0
BPYU JV Pool G | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0
Share of net earnings from equity accounted investments	0	0
Baybrook Mall, Texas
Investments
Revenue	40	45
Expenses	26	26
Fair value gains (losses)	(134)	204
Share of net earnings from equity accounted investments	(61)	114
Net (loss) income	(120)	223
Other comprehensive income	0	0
Distributions received	0	0
Share of net earnings from equity accounted investments	(61)	114
Net (loss) income	(120)	223
Other comprehensive income (loss)	0	0
Baybrook Mall, Texas | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0
Share of net earnings from equity accounted investments	0	0
Brazil Retail
Investments
Revenue	28	59	61
Expenses	12	54	30
Fair value gains (losses)	(22)	157	59
Share of net earnings from equity accounted investments	(3)	75	41
Net (loss) income	(6)	162	89
Other comprehensive income	0	0	0
Distributions received	5	39	20
Share of net earnings from equity accounted investments	(3)	75	41
Net (loss) income	(6)	162	89
Other comprehensive income (loss)	0	0	0
Brazil Retail | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
Share of net earnings from equity accounted investments	0	0	0
Shops at La Cantera, Texas
Investments
Revenue	11
Expenses	24
Fair value gains (losses)	(28)
Share of net earnings from equity accounted investments	(5)
Net (loss) income	(10)
Other comprehensive income	0
Distributions received	0
Share of net earnings from equity accounted investments	(5)
Net (loss) income	(10)
Other comprehensive income (loss)	0
Shops at La Cantera, Texas | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	31
Share of net earnings from equity accounted investments	31
Miami Design District
Investments
Revenue	65	72	24
Expenses	88	67	24
Fair value gains (losses)	(51)	(234)	(1)
Share of net earnings from equity accounted investments	(16)	(51)	0
Net (loss) income	(74)	(229)	(2)
Other comprehensive income	0	0	0
Distributions received	0	0	0
Share of net earnings from equity accounted investments	(16)	(51)	0
Net (loss) income	(74)	(229)	(2)
Other comprehensive income (loss)	0	0	0
Miami Design District | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	0	0	0
Share of net earnings from equity accounted investments	0	0	0
Shops at Merrick Park
Investments
Revenue			17
Expenses			6
Fair value gains (losses)			0
Share of net earnings from equity accounted investments			6
Net (loss) income			11
Other comprehensive income			0
Distributions received			1
Share of net earnings from equity accounted investments			6
Net (loss) income			11
Other comprehensive income (loss)			0
Shops at Merrick Park | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments			0
Share of net earnings from equity accounted investments			0
Other
Investments
Revenue	1,063	1,746	1,290
Expenses	832	1,217	897
Fair value gains (losses)	(7)	349	696
Share of net earnings from equity accounted investments	28	359	409
Net (loss) income	237	889	1,068
Other comprehensive income	8	(17)	(19)
Distributions received	188	142	143
Share of net earnings from equity accounted investments	28	359	409
Net (loss) income	237	889	1,068
Other comprehensive income (loss)	8	(17)	(19)
Other | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	13	11	(22)
Share of net earnings from equity accounted investments	13	11	(22)
Joint ventures
Investments
Revenue	4,268	4,927	3,189
Expenses	2,950	3,079	1,790
Fair value gains (losses)	(2,605)	1,969	1,184
Share of net earnings from equity accounted investments	(659)	1,993	1,170
Net (loss) income	(1,203)	3,979	2,594
Other comprehensive income	(107)	(104)	(36)
Distributions received	618	366	246
Share of net earnings from equity accounted investments	(659)	1,993	1,170
Net (loss) income	(1,203)	3,979	2,594
Other comprehensive income (loss)	(107)	(104)	(36)
Joint ventures | Joint Ventures And Associates
Investments
Revenue	4,360	5,315	5,364
Expenses	3,136	3,511	3,497
Fair value gains (losses)	(2,644)	1,953	(324)
Share of net earnings from equity accounted investments	82	165	280
Net (loss) income	(1,338)	3,922	1,823
Other comprehensive income	(1,046)	(54)	102
Distributions received	618	470	518
Share of net earnings from equity accounted investments	82	165	280
Net (loss) income	(1,338)	3,922	1,823
Other comprehensive income (loss)	(1,046)	(54)	102
Joint ventures | Joint ventures where entity is venturer
Investments
Share of net earnings from equity accounted investments	84	162	11
Share of net earnings from equity accounted investments	$ 84	$ 162	$ 11